UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund
The fund's portfolio
6/30/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. Of PR Gtd. - Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
IF COP -- Inverse Floating Rate Certificates of Participation
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
TAN -- Tax Anticipation Notes
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.5%)(a)
		Principal
	Rating(RAT)	amount	Value

California (94.2%)
ABAG Fin. Auth. COP (Odd Fellows Home), 6s, 8/15/24	A+	$1,000,000	$1,009,290
Acalanes, Unified High School Dist. G.O. Bonds
(Election of 2002), Ser. A, FGIC, zero %, 8/1/21
(Prerefunded)	Aa2	5,815,000	3,074,274
Alameda Cnty., Unified School Dist. G.O. Bonds, Ser.
A, FSA, zero %, 8/1/15	Aaa	1,000,000	746,170
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
MBIA, 5 1/4s, 10/1/21	AAA/P	9,500,000	9,758,305
AMBAC, zero %, 10/1/19	AAA/P	48,270,000	27,641,332
Alhambra, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. A, FGIC, 5s, 8/1/24	A2	1,825,000	1,870,826
Anaheim, COP, MBIA, 6.2s, 7/16/23	AA	32,000,000	32,694,080
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
MBIA
5 1/4s, 10/1/23	AA	8,675,000	8,963,184
5 1/4s, 10/1/22	AA	6,700,000	6,940,932
5s, 10/1/29	AA	6,945,000	6,917,428
Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
(Cap. Appn. Sub. Impt.), Ser. C, FSA, zero %, 9/1/30	Aaa	1,290,000	390,122
(Pub. Impt.), Ser. C, FSA, zero %, 9/1/19	Aaa	1,770,000	1,041,309
Arcadia, Unified School Dist. G.O. Bonds (Election
of 2006), Ser. A, FSA, zero %, 8/1/18	Aaa	1,500,000	934,605
Aromas-San Juan, Unified School Dist. G.O. Bonds, Ser.
A, FGIC, zero %, 8/1/26	A-	1,475,000	555,057
Azusa, Pub. Fin. Auth. Rev. Bonds (Parity Wtr. Syst.
Cap. Impt.), FSA, 5s, 7/1/21	Aaa	1,215,000	1,268,825
Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s,
4/1/31(T)	AA	13,600,000	13,809,304
Bay Area Toll Auth. of CA Rev. Bonds
Ser. F, 5s, 4/1/31	AA	3,100,000	3,154,715
(San Francisco Bay Area), Ser. F, 5s, 4/1/26	AA	15,500,000	15,970,270
(San Francisco Bay Area), Ser. F, 5s, 4/1/24	AA	13,245,000	13,734,535
Berryessa, Unified School Dist. G.O. Bonds (Election
of 1999), Ser. C, FSA, zero %, 8/1/27	Aaa	1,315,000	486,550
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive
Redev.), AMBAC, 5s, 12/1/26	AA	3,390,000	3,377,728
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/18	A+	2,345,000	1,438,282
CA Edl. Fac. Auth. Rev. Bonds
(Stanford U.), Ser. Q, 5 1/4s, 12/1/32	Aaa	22,360,000	23,100,116
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	6,131,455
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,383,729
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,587,148
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,389,045
(Claremont Graduate U.), Ser. A, 5s, 3/1/26	A3	1,200,000	1,195,740
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,205,438
(U. of the Pacific), 5s, 11/1/16	A2	1,095,000	1,140,585
(U. of the Pacific), 5s, 11/1/14	A2	295,000	310,659
(U. of the Pacific), 5s, 11/1/13	A2	525,000	553,030
(U. of the Pacific), 5s, 11/1/11	A2	625,000	655,181
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,696,339
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Catholic Hlth. Care West), Ser. J, 5 5/8s, 7/1/32	A2	5,000,000	4,990,350
(Sutter Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30	AAA/P	1,600,000	1,618,704
(Kaiser Permanente), Ser. A, 5 1/4s, 4/1/39	A+	1,000,000	961,600
(Kaiser Permanente), Ser. A, 5s, 4/1/37	A+	10,000,000	9,238,600
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	A2	6,750,000	6,381,315
(CA-NV Methodist), 5s, 7/1/26	A+	1,745,000	1,747,269
(Lucile Salter Packard Hosp.), Ser. C, AMBAC, 5s,
8/15/24	Aa2	6,390,000	6,467,255
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A1	7,250,000	7,180,545
Ser. B, AMBAC, 5s, 7/1/21	Aaa	3,500,000	3,505,950

(Cedars Sinai Med. Ctr.), 5s, 11/15/15	A2	2,900,000	3,032,443
CA Hsg. Fin. Agcy. Rev. Bonds
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	Aa2	5,490,000	5,605,180
(Multi-Fam. Hsg. III), Ser. B, MBIA, 5 1/2s, 8/1/39	AAA/P	1,650,000	1,620,977
(Home Mtge.), Ser. I, 4.6s, 8/1/21	AA-/P	5,000,000	4,686,100
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Bay Area Toll Bridges), Ser. A, FGIC, 5s, 7/1/29
(Prerefunded)	Aaa	5,000,000	5,267,800
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A+	4,985,000	5,016,206
Ser. B, 4s, 6/1/10	B/P	1,000,000	831,650
Ser. A, zero %, 12/1/20	B/P	2,445,000	713,818
Ser. A, zero %, 12/1/19	B/P	3,445,000	1,116,697
Ser. A, zero %, 12/1/18	B/P	4,890,000	1,758,297
Ser. A, zero %, 12/1/17	B/P	2,445,000	974,259
Ser. A, zero %, 12/1/16	B/P	2,445,000	1,078,636
Ser. A, zero %, 12/1/15	B/P	2,440,000	1,207,556
CA Muni. Fin. Auth. COP
(Cmnty. Hosp. Central CA), 5 1/4s, 2/1/46	Baa2	11,000,000	9,483,870
(Cmnty. Hosp. Central CA), 5 1/4s, 2/1/27	Baa2	4,000,000	3,687,560
(Cmnty. Hosp. of Central CA), 5s, 2/1/22	Baa2	2,400,000	2,231,832
(Cmnty. Hosp. of Central CA), 5s, 2/1/21	Baa2	2,000,000	1,875,420
(Cmnty. Hosp. of Central CA), 5s, 2/1/20	Baa2	1,000,000	945,260
CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5 7/8s, 10/1/34	Baa1	5,000,000	4,998,150
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	220,301
(Loma Linda U.), 5s, 4/1/28	A2	2,000,000	1,967,800
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	763,266
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.)
Ser. F, 1.5s, 11/1/26	A-1+	3,600,000	3,600,000
Class C, 1.7s, 11/1/26	A-1+	9,600,000	9,600,000
Ser. E, 01.5s, 11/1/26	A-1+	3,700,000	3,700,000
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	3,500,000	3,072,125
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds
(Keller Canyon Landfill Co.), 6 7/8s, 11/1/27	BB-	1,000,000	966,230
(Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	6,500,000	5,918,185
CA State G.O. Bonds
5 1/2s, 3/1/27	A1	5,000,000	5,255,850
5 1/2s, 3/1/26	A1	6,000,000	6,330,720
AMBAC, 5 1/2s, 4/1/11	AAA/P	16,545,000	17,514,041
5 1/4s, 3/1/30	A1	2,455,000	2,499,509
5 1/4s, 12/1/24	A1	12,135,000	12,525,990
5 1/4s, 12/1/23	A1	11,000,000	11,377,410
5 1/4s, 2/1/20	A1	5,000,000	5,377,450
MBIA, 5 1/8s, 2/1/26	AA	5,000,000	5,083,400
5 1/8s, 3/1/25	A1	2,060,000	2,114,343
5 1/8s, 4/1/24	A1	6,000,000	6,135,720
5 1/8s, 3/1/24	A1	2,435,000	2,510,655
5 1/8s, 4/1/23	A1	2,250,000	2,299,770
Ser. 2, 5s, 9/1/30	A1	3,015,000	3,010,779
5s, 2/1/29 (Prerefunded)	AAA	400,000	424,844
5s, 4/1/27	A1	30,000,000	30,158,700
AMBAC, 4 1/4s, 12/1/35	AA	6,000,000	5,146,740
CA State Dept. of Wtr. Resources Rev. Bonds
FSA, 5 1/8s, 12/1/29	Aaa	4,885,000	4,975,713
FSA, 5 1/8s, 12/1/29 (Prerefunded)	Aaa	115,000	122,903
(Central Valley), Ser. AE, 5s, 12/1/29	Aaa	3,000,000	3,087,300
(Central Valley), Ser. AE, 5s, 12/1/26	AAA	5,000,000	5,206,050
(Pwr. Supply), Ser. H, 5s, 5/1/21	Aa3	6,000,000	6,226,140
CA State Pub. Wks. Board Rev. Bonds (Dept. of Gen.
Svcs. Butterfield), Ser. ST-A
5 1/4s, 6/1/25	A2	2,500,000	2,538,950
5s, 6/1/23	A2	2,900,000	2,920,068
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, MBIA, 6 1/2s, 9/1/17	AAA/P	28,000,000	31,995,600
(Dept. of Corrections-State Prisons), Ser. A, AMBAC,
5s, 12/1/19	AAA/P	33,500,000	34,145,210
CA Statewide Cmnty. Dev. Mandatory Put Bonds (Hsg.
Equity Res.), Ser. B, 5.2s, 6/15/09	Baa1	5,850,000	6,005,669
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	15,300,000	13,840,992
CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds
(Irvine Apt. Cmntys.), Ser. A-4, 5 1/4s, 5/15/13	BBB+	15,500,000	15,655,000
CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Henry Mayo
Newhall Memorial Hosp.)
5s, 10/1/27	AA-/P	3,685,000	3,648,776
5s, 10/1/20	AA-/P	1,055,000	1,067,407
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front
Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	5,000,000	4,300,300
CA Statewide Cmnty. Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmnty.), Ser. A-3, 5.1s, 5/17/10	A-/F	11,000,000	11,110,000
CA Statewide Cmnty. Dev. Auth. Special Tax Mandatory
Put Bonds (Hsg. Equity Res. - C), Ser. C, 5.2s, 6/15/09	Baa1	4,000,000	4,106,440
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,345,092
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,630,000	1,614,238
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,530,000	565,779
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	7,500,000	6,901,650

(Huntington Memorial Hosp.), 5s, 7/1/21	A+	2,205,000	2,202,905
(Huntington Memorial Hosp.), 5s, 7/1/17	A+	5,895,000	6,009,953
(Kaiser Permanente), Ser. A, 4 3/4s, 4/1/33	A+	1,600,000	1,433,728
CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A2	12,000,000	11,849,160
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s,
11/15/36	BBB+	1,000,000	830,960
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds,
Class B, 5 5/8s, 5/1/29	Baa3	3,355,000	3,119,647
CA Tobacco Securitization Agcy. Rev. Bonds
(Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30
(Prerefunded)	AAA/F	5,000,000	5,409,900
zero %, 6/1/21	Baa3	10,000,000	8,070,700
Cabrillo, Cmnty. College Dist. G.O. Bonds, Ser. C,
AMBAC, zero %, 5/1/26	AA	10,095,000	4,127,543
Carlsbad, Unified School Dist. G.O. Bonds, FGIC, zero
%, 11/1/21	Aa3	2,250,000	1,129,253
Center, Unified School Dist. G.O. Bonds (Election
of 1991), Ser. D, MBIA, zero %, 8/1/23	AA	5,855,000	2,551,843
Central CA Joint Pwr. Hlth. Fin. Auth. COP (Cmnty.
Hosp. of Central CA), 6s, 2/1/30 (Prerefunded)	AAA	9,000,000	9,544,680
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds
(Election of 2004), Ser. B, AMBAC, zero %, 8/1/17	Aa2	3,785,000	2,436,026
Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO,
5s, 6/1/30	Aaa	5,865,000	5,943,474
Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC,
5 3/4s, 8/1/22	AAA/P	32,000,000	32,040,640
Chino Valley, Unified School Dist. G.O. Bonds
(Election of 2002), Ser. D, FGIC
zero %, 8/1/26	A1	4,415,000	1,543,970
zero %, 8/1/25	A1	3,945,000	1,458,585
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,674,775
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	1,987,040
(No. 97-3), 6.05s, 9/1/29 (Prerefunded)	BB+/P	4,420,000	4,692,626
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB/P	2,595,000	2,414,751
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	375,000	325,961
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	5,000,000	4,593,200
Clovis, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. A, FGIC, zero %, 8/1/19	AA	8,350,000	4,774,530
Coast, Cmnty. College Dist. G.O. Bonds, MBIA
zero %, 8/1/22	Aa2	5,280,000	2,535,192
zero %, 8/1/21	Aa2	4,500,000	2,290,815
zero %, 8/1/20	Aa2	2,440,000	1,326,555
Commerce, Joint Pwr. Fin. Auth. Tax Alloc. Bonds
(Redev. No. 1), Ser. A, AMBAC, 5s, 8/1/26	AA	250,000	239,095
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21 (Prerefunded)	AAA/P	66,780,000	32,069,091
Compton, Unified School Dist, G.O. Bonds (Election
of 2002), Ser. D, AMBAC, zero %, 6/1/13	Aaa	1,440,000	1,177,502
Compton, Unified School Dist. G.O. Bonds (Election
of 2002), Ser. D, AMBAC
zero %, 6/1/18	Aaa	7,295,000	4,514,948
zero %, 6/1/17	Aaa	7,145,000	4,698,338
zero %, 6/1/16	Aaa	6,885,000	4,797,055
zero %, 6/1/14	Aaa	2,970,000	2,308,284
Contra Costa Cnty., Pub. Fin. Auth. Tax Alloc. Bonds
(Contra Costa Centre), Ser. A, MBIA, 4 3/4s, 8/1/26	AA	2,095,000	2,050,146
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser.
G, MBIA, zero %, 9/1/17 (Prerefunded)	Aaa	35,000,000	18,723,950
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	10,000,000	110,000
Corona, Cmnty. Fac. Dist. Special Tax (No. 97-2 Eagle
Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB/P	2,505,000	2,513,993
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	19,700,000	19,060,341
Desert Sands, Unified School Dist. G.O. Bonds, AMBAC,
zero %, 6/1/13	AA	2,050,000	1,684,403
Duarte, COP, Ser. A
5 1/4s, 4/1/31	A3	7,000,000	6,712,510
5 1/4s, 4/1/24	A3	7,500,000	7,412,325
East Bay, Muni. Util. Dist. Wtr. Syst. Rev. Bonds,
Ser. A, FGIC, 5s, 6/1/32	AA+	17,500,000	17,712,625
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC,
6 1/4s, 8/15/17 (Prerefunded)	AAA/P	10,725,000	12,041,601
Folsom Cordova, Unified School Dist. G.O. Bonds
(School Fac. Impt. Dist. No. 1), Ser. A, MBIA, zero %,
10/1/25	AA	1,505,000	577,724
Folsom Cordova, Unified School Dist. Fac. Impt. G.O.
Bonds (Dist. No. 1), Ser. A, MBIA, zero %, 10/1/23	AA	1,445,000	629,095
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28 (Prerefunded)	AAA/P	1,150,000	1,216,585
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	18,514,170
MBIA, 5 3/8s, 1/15/14	AAA/P	5,000,000	5,193,750
Foothill/Eastern Corridor Agcy. Toll Roads Rev. Bonds,
Ser. A, 5s, 1/1/35	Baa3	2,000,000	1,729,160
Gateway, Unified School Dist. COP, FSA
zero %, 3/1/27	Aaa	410,000	160,191
zero %, 3/1/26	Aaa	390,000	161,636

zero %, 3/1/25	Aaa	375,000	164,696
zero %, 3/1/24	Aaa	360,000	169,967
zero %, 3/1/23	Aaa	345,000	170,882
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42 (Prerefunded)	AAA	6,075,000	7,159,995
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	13,060,000	14,117,729
Ser. A-1, 5 3/4s, 6/1/47	BBB	20,000,000	17,062,800
Ser. B, 5 1/2s, 6/1/33 (Prerefunded)	Aaa	36,000,000	38,750,400
Ser. A-1, 5 1/8s, 6/1/47	BBB	26,875,000	20,568,512
Ser. A-1, 5s, 6/1/33	BBB	47,890,000	39,078,240
Ser. A, AMBAC, zero %, 6/1/24	Aaa	15,500,000	6,764,045
Golden State Tobacco Securitization Corp.
stepped-coupon Rev. Bonds, Ser. A, zero % (4.55s,
6/1/10), 6/1/22 (STP)	Aaa	4,085,000	3,452,519
Golden West, School Fin. Auth. Rev. Bonds, Ser. A, MBIA
zero %, 8/1/20	AA	2,000,000	1,093,760
zero %, 2/1/20	AA	2,480,000	1,384,311
Huntington Beach, Cmnty. Fac. Dist. Special Tax (No.
2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB/P	2,845,000	2,729,152
5.8s, 9/1/23	BB/P	1,000,000	978,230
Inland Empire Tobacco Securitization Auth. Rev. Bonds,
Ser. A, 4 5/8s, 6/1/21	BBB+/F	4,115,000	3,762,797
Irvine Ranch, Wtr. Dist. VRDN, 1.6s, 4/1/33	VMIG1	4,750,000	4,750,000
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt.
Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BB+/P	1,000,000	960,060
Irvine, Impt. Board Act of 1915 Special Assmt. (Dist.
No. 04-20)
5s, 9/2/25	BB/P	3,000,000	2,725,890
5s, 9/2/21	BB/P	1,000,000	946,350
5s, 9/2/20	BB/P	1,000,000	957,710
5s, 9/2/19	BB/P	1,000,000	968,340
4 7/8s, 9/2/18	BB/P	1,000,000	968,390
4.8s, 9/2/17	BB/P	1,000,000	972,480
4.7s, 9/2/16	BB/P	1,350,000	1,315,980
4 5/8s, 9/2/15	BB/P	1,290,000	1,261,091
4 1/2s, 9/2/14	BB/P	1,235,000	1,208,917
4.3s, 9/2/12	BB/P	1,000,000	985,350
4 1/4s, 9/2/11	BB/P	1,085,000	1,074,508
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Assmt. Dist. No. 00-18-GRP 2), 5.6s, 9/2/22	BBB/P	5,000,000	4,965,800
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	1,825,000	1,750,303
(No. 03-19 Group 4), 5s, 9/2/29	BB+/P	710,000	614,015
(Dist. No. 04-20), 4.4s, 9/2/13	BB/P	1,180,000	1,159,102
Jurupa, Unified School Dist. G.O. Bonds, FGIC, zero %,
8/1/23	A	1,470,000	636,422
Kern Cnty., Wtr. Agcy. Impt. Certificates
of Participation (Dist. No. 4), Ser. A, AGO, 5s, 5/1/28	Aaa	5,030,000	5,115,661
La Quinta, Redev. Agcy. Tax Alloc. (Area No. 1),
AMBAC, 5s, 9/1/21	AA	1,950,000	1,974,629
Lake Elsinore, Pub. Fin. Auth. Tax Alloc. Rev. Bonds,
Ser. C, 6.7s, 10/1/33	BBB/P	13,550,000	13,792,273
Lake Elsinore, School Fin. Auth. Rev. Bonds, FSA,
4 3/4s, 10/1/26	Aaa	1,595,000	1,579,529
Las Virgenes, Unified School Dist. G.O. Bonds, FSA,
zero %, 11/1/23	Aaa	1,395,000	656,334
Lodi, Unified School Dist. G.O. Bonds (Election
of 2002), FSA, 5s, 8/1/27	Aaa	3,555,000	3,629,904
Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas),
Ser. A
5 1/2s, 11/15/30	A1	8,500,000	8,192,385
5 1/2s, 11/15/28	A1	5,000,000	4,844,900
Los Angeles Cnty., COP (Disney), AMBAC, zero %, 9/1/11	A/P	2,000,000	1,786,120
Los Angeles, Cmnty. College Dist. G.O. Bonds (Election
of 2001), Ser. A, FGIC, 5s, 8/1/32	Aa2	6,500,000	6,561,165
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds
(Bunker Hill), Ser. A, FSA, 5s, 12/1/27	Aaa	16,000,000	16,060,160
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt.
Coll., 7.6s, 10/1/18 (Prerefunded)	AAA	20,695,000	24,791,367
Los Angeles, Wtr. & Pwr. Rev. Bonds, Ser. B, FSA, 5s,
7/1/35	Aaa	5,000,000	5,063,850
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.),
5 3/4s, 8/10/18	AA/P	40,000,000	44,891,600
Modesto, High School Dist. Stanislaus Cnty., G.O.
Bonds, Ser. A, FGIC, zero %, 8/1/24	A1	1,200,000	503,136
Mount Diablo, Hosp. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/13 (Prerefunded)	AAA/P	7,900,000	8,272,485
Mount Pleasant, Elementary School Dist. G.O. Bonds
(Election of 1998), Ser. E, AMBAC, zero %, 9/1/14
(Prerefunded)	AA	1,080,000	868,450
Napa Valley, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. C, MBIA
zero %, 8/1/22	AA	5,000	2,411
zero %, 8/1/21	AA	8,575,000	4,387,570
Natomas, Unified School Dist. G.O. Bonds, FGIC
zero %, 8/1/29	A	4,210,000	1,230,920
zero %, 8/1/22	A	1,500,000	685,545
zero %, 8/1/21	A	1,500,000	730,320
Newark, Unified School Dist. (Election of 1997), Ser.
D, FSA, zero %, 8/1/26	Aaa	1,300,000	511,225
North Natomas, Cmnty. Fac. Special Tax Bonds

Ser. B, 6 3/8s, 9/1/31	BBB/P	6,260,000	6,139,119
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB/P	3,845,000	3,222,110
Ser. D, 5s, 9/1/26	BBB/P	1,745,000	1,528,899
Oakland, Swr. Rev. Bonds, Ser. A, FSA, 5s, 6/15/26	Aaa	3,690,000	3,769,815
Ontario, COP (Wtr. Syst. Impt.), MBIA, 5s, 7/1/29	AA	4,900,000	4,942,875
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	3,725,000	3,504,033
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/23
(Prerefunded)	BBB/P	1,800,000	1,809,342
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/20
(Prerefunded)	BBB/P	1,290,000	1,296,695
(Ladera Ranch - No. 01-1), Ser. A, 6s, 8/15/32
(Prerefunded)	BBB/P	2,400,000	2,590,680
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB/P	2,750,000	2,553,210
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB/P	1,000,000	959,320
Pajaro Valley, Unified School Dist. G.O. Bonds
(Election of 2002), Ser. B, FSA, zero %, 8/1/26	Aaa	1,500,000	584,700
Pasadena, Cap. Impt. IF COP, AMBAC, 5.35s, 2/1/14	MIG1	24,855,000	26,148,703
Peralta, Cmnty. College Dist. G.O. Bonds, FSA, 5s,
8/1/24	Aaa	6,000,000	6,275,940
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	3,000,000	3,009,000
Pleasant Valley, School Dist. Ventura Cnty., G.O.
Bonds, Ser. C, MBIA, 5.8s, 8/1/30 (Prerefunded)	AA	1,180,000	1,207,211
Poway, Unified School Dist. Cmnty. Facs. Special Tax
(Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/4s, 9/1/36	BB-/P	5,500,000	4,591,785
Rancho Cordova, Cmnty. Fac. Dist. Special Tax (No.
2003-1 Sunridge Anatolia), 6.1s, 9/1/37	BBB/P	1,485,000	1,418,784
Rancho Cucamonga, Redev. Agcy. Tax Alloc. (Rancho
Redev.), MBIA, 5 1/8s, 9/1/30	AA	9,000,000	9,000,630
Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/38	A3	3,500,000	3,155,320
(Eisenhower Med.), Ser. B, MBIA, 4 7/8s, 7/1/22	A2	4,000,000	3,879,600
Redding, Elec. Syst. COP, MBIA, 6.368s, 7/1/22
(Prerefunded)	AA	20,800,000	24,093,055
Redwood City, Redev. Agcy., TAN (Redev. Area 2-A),
AMBAC, zero %, 7/15/22	AA	3,230,000	1,565,129
Ripon, Redev. Agcy. Tax Alloc. (Cmnty. Redev.), MBIA,
4 3/4s, 11/1/36	A2	1,600,000	1,460,480
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BBB-	4,250,000	4,080,935
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds
(Rohnert Redev.), MBIA, zero %, 8/1/25	AA	1,340,000	532,275
Roseville, Cmnty. Fac. Special Tax Bonds (Cmnty. Fac.
Dist. No. 1-Crocker), 6s, 9/1/33 (Prerefunded)	AAA/P	1,750,000	1,871,870
Roseville, Natural Gas Fin. Auth. Rev. Bonds
5s, 2/15/21	A1	1,145,000	1,070,335
5s, 2/15/17	A1	2,495,000	2,405,330
5s, 2/15/15	A1	4,435,000	4,333,882
Sacramento City Fin. Auth. TAN, Ser. A, FGIC, zero %,
12/1/23	BBB+	15,815,000	6,445,403
Sacramento Cnty., Arpt. Syst. Rev. Bonds, Ser. A, FSA
5s, 7/1/28	Aaa	1,500,000	1,525,980
5s, 7/1/26	Aaa	5,000,000	5,126,550
5s, 7/1/25	Aaa	3,990,000	4,107,027
5s, 7/1/24	Aaa	2,715,000	2,805,627
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,500,000	1,457,370
5.7s, 9/1/23	BBB/P	4,905,000	4,787,967
Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, zero %, 12/1/22	BBB+	7,500,000	3,257,325
(Cap. Appn.), Ser. A, FGIC, zero %, 12/1/19	BBB+	5,000,000	2,658,450
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds
Ser. A, MBIA, 6 1/4s, 8/15/10 (Prerefunded)	AAA/P	12,000,000	12,349,080
Ser. K, AMBAC, 5 1/4s, 7/1/24	AAA/P	11,500,000	11,951,490
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), MBIA, 5s, 7/1/19	AA	1,070,000	1,081,235
Salinas, Unified School Dist. G.O. Bonds (Cap. Appn.),
Ser. A, FGIC, zero %, 10/1/24	A2	1,200,000	490,812
San Bruno Pk., School Dist. G.O. Bonds (Election
of 1998), Ser. C, FSA, zero %, 8/1/26	Aaa	1,500,000	589,875
San Diego Cnty., COP (Burnham Institute), 6 1/4s,
9/1/29 (Prerefunded)	AAA/P	4,000,000	4,197,960
San Diego Cnty., Wtr. Auth. COP (Stars & Cars), Ser.
B, MBIA, 6.3s, 4/21/11	AAA/P	56,700,000	60,224,471
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	A-	8,750,000	9,039,275
San Diego, Cmnty. College Dist. G.O. Bonds (Election
of 2006), FSA
5s, 8/1/25	Aaa	9,610,000	9,979,024
zero %, 8/1/16	Aaa	5,060,000	3,551,715
San Diego, Pub. Fac. Fin. Auth. TAN (Southcrest), Ser.
B, Radian Insd., 5 1/8s, 10/1/22	A	1,000,000	989,460
San Diego, Redev. Agcy. Tax Alloc. (Centre City), Ser.
A, XLCA, 5s, 9/1/22	A3	4,665,000	4,756,294
San Francisco, City & Cnty. Redev. Fin. Auth. Rev.
Bonds (Redev. Project), Ser. B, FGIC, 5 1/4s, 8/1/18	A2	7,225,000	7,508,148
San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds
(Intl. Arpt.), Ser. 34D, AGO, 5 1/4s, 5/1/25	Aaa	2,250,000	2,323,103

San Francisco, Rapid Transit Dist. Sales Tax Rev.
Bonds, FSA, 5s, 7/1/31	Aaa	10,000,000	10,155,100
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
(Toll Road), Ser. A
5s, 1/1/33	Ba2	34,125,000	29,774,063
MBIA, zero %, 1/15/32	AAA/P	25,000,000	5,847,250
MBIA, zero %, 1/15/23	AAA/P	21,625,000	9,314,969
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, MBIA
5 3/8s, 1/15/29	AA	5,790,000	5,804,359
zero %, 1/15/26	AA	48,135,000	16,985,878
San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area
Redev.), Ser. B, Radian Insd., 5s, 8/1/32	A	3,935,000	3,714,050
San Jose, Unified School Dist. Santa Clara Cnty., G.O.
Bonds, FGIC, zero %, 8/1/15	AA	1,250,000	919,875
San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.),
AMBAC, 5s, 12/1/34	A/P	1,000,000	999,960
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	3,032,318
5.8s, 9/1/18	Baa3	1,635,000	1,655,536
5 1/2s, 9/1/10	Baa3	1,110,000	1,125,163
Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	AA	4,590,000	4,667,938
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	12,345,000	12,347,591
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	500,000	498,160
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	500,200
Saugus, Unified School Dist. G.O. Bonds, FGIC, zero %,
8/1/24	A1	1,210,000	506,264
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser.
A, XLCA, 5 1/8s, 12/1/35	A	5,000,000	4,866,950
Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	2,000,000	1,832,700
5 1/4s, 7/1/32	A/F	1,000,000	926,070
Sierra, Joint Cmnty. College Dist. School Fac. Impt.
G.O. Bonds (Dist. No. 2 Western NV), Ser. B, MBIA
zero %, 8/1/15	AA	1,495,000	1,088,809
zero %, 8/1/14	AA	1,295,000	995,777
Sierra, Joint Cmnty. College Dist. School Fac. Impt.
Dist. No. 2 G.O. Bonds (Dist. No. 2 Western NV), Ser.
B, MBIA, zero %, 8/1/13	AA	1,275,000	1,034,969
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB+/F	9,300,000	1,079,265
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, zero %, 8/1/25	Aa3	9,020,000	3,353,275
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	Aa3	2,850,000	2,837,432
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	Aa3	3,000,000	2,999,760
(Southern Transmission), Ser. A, FSA, 5 1/4s, 7/1/18	Aaa	3,750,000	3,973,988
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events
Ctr.), FGIC, 5s, 9/1/28	A	1,500,000	1,430,265
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	5,600,000	5,706,344
Sweetwater, High School COP, FSA, 5s, 9/1/27	Aaa	7,840,000	8,035,686
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P	5,000,000	5,154,000
zero %, 9/1/14	B/P	3,410,000	2,128,215
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43 (Prerefunded)	Aaa	5,000,000	5,423,100
Ser. A1-SNR, 5s, 6/1/37	BBB	2,000,000	1,570,980
Ser. A1-SNR, 4 3/4s, 6/1/25	BBB	15,825,000	14,384,449
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A
6s, 6/1/22	A1	1,500,000	1,571,340
5 1/2s, 6/1/31	A1	2,000,000	2,015,960
Tustin, Unified School Dist. Special Tax (Cmnty. Fac.
Dist. No. 97-1), FSA, 5s, 9/1/32	Aaa	1,000,000	1,002,910
Tustin, Unified School Dist. Special Tax Bonds (Cmnty.
Fac. Dist. No. 97-1), U.S. Govt. Coll., 6 3/8s, 9/1/35
(Prerefunded)	BBB+/P	4,000,000	4,109,600
U. of CA Rev. Bonds, Ser. L, 5s, 5/15/24	Aa1	5,655,000	5,867,911
Union, Elementary School Dist. G.O. Bonds, Ser. B,
FGIC, zero %, 9/1/22	AA	1,855,000	886,820
Vernon, Natural Gas Fin. Auth. Mandatory Put Bonds,
Ser. A-4, MBIA, 5s, 8/3/09	AAA	4,730,000	4,773,516
Washington Twp., Hlth. Care Dist. Rev. Bonds, Ser. A
5s, 7/1/17	A3	1,125,000	1,144,564
5s, 7/1/16	A3	535,000	549,900
5s, 7/1/14	A3	975,000	1,007,604
5s, 7/1/13	A3	930,000	961,936
5s, 7/1/12	A3	300,000	310,413
4 1/4s, 7/1/11	A3	775,000	784,347
4 1/8s, 7/1/10	A3	815,000	827,086
4s, 7/1/09	A3	350,000	355,712
4s, 7/1/08	A3	300,000	300,000
West Contra Costa, Unified School Dist. G.O. Bonds,
FGIC
zero %, 8/1/19	A-	6,985,000	3,963,289
zero %, 8/1/18	A-	7,535,000	4,576,232
West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election
of 2004), Ser. B, XLCA

zero %, 11/1/24	A	2,395,000	949,498
zero %, 11/1/22	A	2,315,000	1,040,037
zero %, 11/1/20	A	1,240,000	630,614
Western Riverside Cnty., Regl. Waste Wtr. Auth. VRDN
(Regl. Waste Wtr. Treatment), 1.6s, 4/1/28	VMIG1	1,000,000	1,000,000
			1,751,894,304

Puerto Rico (4.3%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	3,678,160
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A, 6s, 7/1/38	Baa3	7,350,000	7,687,145
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A, 6s, 7/1/44	Baa3	14,000,000	14,543,619
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, 5s, 7/1/28	A-	1,200,000	1,188,024
Ser. K, 5s, 7/1/13	BBB+	2,250,000	2,294,775
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	15,369,800
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
FSA
5 1/4s, 8/1/20	Aaa	2,000,000	2,068,800
5 1/4s, 8/1/18	Aaa	2,855,000	2,966,174
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N, Cmnwlth. of PR Gtd.
5 1/2s, 7/1/27	Baa3	3,000,000	3,042,480
5 1/2s, 7/1/25	Baa3	12,505,000	12,735,717
5 1/2s, 7/1/20	Baa3	5,320,000	5,491,357
U. of PR Rev. Bonds
Ser. P, 5s, 6/1/26	Baa2	5,000,000	4,872,750
Ser. Q, 5s, 6/1/25	Baa2	5,000,000	4,893,700
			80,832,501

TOTAL INVESTMENTS

Total investments (cost $1,814,066,769)(b)			$1,832,726,805

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation
Notional amount	date	fund per annum	or paid by fund

Citibank, N.A.
$6,866,667	9/22/08	-	4.30% minus	$9,613
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

6,866,667	9/19/08	-	4.30% minus	9,476
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

6,866,667	9/17/08	-	4.30% minus	9,545
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

Total				$28,634

NOTES

(a) Percentages indicated are based on net assets of $1,860,673,259.

(b) The aggregate identified cost on a tax basis is $1,815,186,991, resulting in gross unrealized appreciation and depreciation of $62,021,408 and $44,481,594, respectively, or net unrealized appreciation of $17,539,814.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions

(F) Is valued at fair value following procedures approved by the Trustees.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, FRB and FRN are the current interest rates at June 30, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The dates shown on debt obligations are the original maturity dates.

IF COP are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2008.

The fund had the following sector concentrations greater than 10% at June 30, 2008 (as a percentage of net assets):

Utilities	17.2%
Land	12.3
State Government	12.1
Transportation	11.4
Healthcare	11.2
Local Government	10.3
Tobacco	10.0

The fund had the following insurance concentrations greater than 10% at June 30, 2008 (as a percentage of net assets):

MBIA	16.8%
AMBAC	12.5

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transaction

The fund may participate in transactions whereby a fixed-rate bond owned by the fund is transferred to a tender option bond trust (“TOB trust”) ,sponsored by a broker, in exchange for cash and residual interests in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the fixed-rate bonds through the inverse floating rate bonds. The inverse floating rate bonds held by the fund gives the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At June 30, 2008, the fund’s investments with a value of $13,809,304 were held by the TOB trust and served as collateral for $10,200,000 in floating-rate bonds outstanding. During the period ended June 30, 2008, the fund incurred imputed interest expense of $2,638 for these investments based on an average interest rate of 1.48% .

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008